Earnings/(loss) per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 227.1	€ 192.7	€ 249.8
Weighted average Ordinary Shares and Founder Preferred Shares	161,502,018	170,573,002	174,279,621
Basic earnings per share (in euros per share)	€ 1.41	€ 1.13	€ 1.43
Weighted average Ordinary Shares and Founder Preferred Shares	162,219,900	171,203,914	174,279,621
Diluted earnings per share (in euros per share)	€ 1.40	€ 1.13	€ 1.43
Profit (loss)	€ 227.1	€ 192.7	€ 249.8